RELATED PARTY BALANCES AND TRANSACTIONS (Details) ¥ in Thousands, $ in Thousands	1 Months Ended			3 Months Ended	12 Months Ended						36 Months Ended
	Mar. 31, 2015 USD ($)	Feb. 28, 2014 USD ($)	Jan. 31, 2014 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
RELATED PARTY BALANCES AND TRANSACTIONS
Amount due from related party												$ 19,082	$ 104,579
Amount due to related party												19,912	90,002
Revenue from sale of solar products						$ 247,743		$ 104,352		$ 2,569
Gaochuangte
RELATED PARTY BALANCES AND TRANSACTIONS
Trade receivable from affiliate												$ 1,446	1,619
Ownership Percentage					40.00%						40.00%	40.00%
Trade payable to affiliate												$ 19,912	25,827
Revenue from sale of solar products							¥ 39,922	6,508	¥ 15,740	2,569
Amount paid for EPC services					¥ 54,891	8,274	¥ 175,272	28,159	¥ 33,884	$ 5,515
CSI Skypower
RELATED PARTY BALANCES AND TRANSACTIONS
Ownership Percentage					50.00%						50.00%	50.00%
Prepayments for bidding to affiliate												$ 1,897	1,836
Tranquility, Garland, and Roserock (49% owned affiliates)
RELATED PARTY BALANCES AND TRANSACTIONS
Amount due from related party												0	0
Trade receivable from affiliate												$ 15,739	101,124
Ownership Percentage					49.00%						49.00%	49.00%
Amount due to related party													36,982
Revenue from providing development services						48,711		$ 69,712
Tranquillity and Roserock
RELATED PARTY BALANCES AND TRANSACTIONS
Amount due to related party													27,116
Dr. Shawn Qu
RELATED PARTY BALANCES AND TRANSACTIONS
Amount due to related party													77
Loan from related party			$ 25,000	$ 35,000
Rate of interest (as a percent)	4.25%		4.27%	4.25%
Repayment of interest amount of loan from related party	$ 21	$ 112
Dr. Shawn Qu | One-year loan facilities | Chinese Commercial Banks
RELATED PARTY BALANCES AND TRANSACTIONS
Maturity term of credit facility							1 year	1 year	1 year	1 year	1 year
Maximum borrowing capacity					¥ 896,000		¥ 896,000		¥ 896,000		¥ 896,000	$ 129,200	129,200	$ 129,200
Amounts drawn down												79,558	78,225
Dr. Shawn Qu | Two-year loan facilities | Chinese Commercial Banks
RELATED PARTY BALANCES AND TRANSACTIONS
Maturity term of credit facility							2 years	2 years
Maximum borrowing capacity							¥ 450,000						69,300
Amounts drawn down												55,466	63,113
Dr. Shawn Qu | Three-year loan facilities | Chinese Commercial Banks
RELATED PARTY BALANCES AND TRANSACTIONS
Maturity term of credit facility							3 years	3 years
Maximum borrowing capacity													150,000
Amounts drawn down													0
Tranquillity | Recurrent
RELATED PARTY BALANCES AND TRANSACTIONS
Unconditionally buyer payment guarantees for payable balances due by related party												0	98,200
Garland | Recurrent
RELATED PARTY BALANCES AND TRANSACTIONS
Unconditionally buyer payment guarantees for payable balances due by related party												$ 11,100	$ 0
Roserock and Garland
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue from sale of solar products						$ 247,743		$ 28,132